NET EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
NET EARNINGS (LOSS) PER SHARE [Abstract]
Schedule of Net Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted net earnings (loss) per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$1,778	$722	$971	$421	$1,833
Effect of diluting securities	-	-	-	-	-

Numerator for diluted net earnings per share - Net income from continuing operations	$1,778	$722	$971	$421	$1,833

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,556	4,865	5,556	4,868	5,166
Effect of diluting securities (in thousands)	-	-	-	-	-
	5,556	4,865	5,556	4,868	5,166
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)

Basic net earnings per share from continuing operations	$0.32	$0.14	$0.17	$0.08	$0.35

Diluted net earnings per share from continuing operations	$0.32	$0.14	$0.17	$0.08	$0.35

The following table sets forth the computation of basic and diluted net loss per share from discontinuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net loss from discontinuing operations	$-	$(357)	$-	$(219)	$(630)
Effect of diluting securities	-	-	-	-	-

Numerator for diluted net earnings per share - Net loss from continuing operations	$-	$(357)	$-	$(219)	$(630)

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	-	4,865	-	4,868	5,166
Effect of diluting securities (in thousands)	-	-	-	-	-
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	-	4,865	-	4,868	5,166

Basic net loss per share from discontinuing operations	$-	$(0.07)	$-	$(0.04)	$(0.12)

Diluted net loss per share from discontinuing operations	$-	$(0.07)	$-	$(0.04)	$(0.12)